Financial Liabilities - Summary of Short-term Borowings (Detail) ₩ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [Line Items]
Short-term borrowings	₩ 613,733		₩ 394,906
Standard Chartered Bank Vietnam And Others [member]
Disclosure of detailed information about borrowings [Line Items]
Short term borrowings, annual interest rate description	3ML + 0.80
Won [member]
Disclosure of detailed information about borrowings [Line Items]
Short-term borrowings	₩ 613,733		394,906
Won [member] | Standard Chartered Bank Korea Limited [member]
Disclosure of detailed information about borrowings [Line Items]
Short-term borrowings	0		326,400
Won [member] | Standard Chartered Bank Vietnam And Others [member]
Disclosure of detailed information about borrowings [Line Items]
Short-term borrowings	₩ 613,733		₩ 68,506
Foreign currencies [member]
Disclosure of detailed information about borrowings [Line Items]
Short-term borrowings | $		$ 518		$ 363